Prospectus Supplement

May 1, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Institutional Fund, Inc. (the "Company") Prospectus dated May 1, 2017

Small Company Growth Portfolio
(the "Fund")

On or about May 31, 2017, the Fund will recommence offering Class I, Class A and Class IS shares and commence offering Class C shares. Accordingly, effective May 31, 2017, the Prospectus is revised as follows:

The first two paragraphs under the section of the Prospectus entitled "Fund Summary—Small Company Growth Portfolio—Purchase and Sale of Fund Shares" are hereby deleted and replaced with the following:

The Company has suspended offering Class L shares of the Fund for sale to all investors. The Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted and replaced with the following:

Share Class Arrangements

The Company has suspended offering Class L shares of the Funds for sale to all investors. The Class L shareholders of the Funds do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

The Company currently offers investors Class I, Class A and Class C shares of each Fund, and Class IS shares of the Growth and Small Company Growth Portfolios. Class I and Class IS shares of the Funds are not subject to a sales charge and are not subject to a distribution and/or shareholder service (12b-1) fee. In addition, no sub-accounting or other similar fees, or any finder's fee payments are charged or paid on Class IS shares. The Class L shares of the Funds are currently closed to all investors except in the limited circumstances set forth in this Prospectus. Class C shares are sold at NAV with no initial sales charge, but are subject to a CDSC of 1.00% on sales made within one year after the last day of the month of purchase. Class I and Class IS shares generally require investments in minimum amounts that are substantially higher than Class A and Class C shares.

The asterisk following the Fund's name in the table in the Prospectus listing the Company's current funds under the section of the Prospectus entitled "Shareholder Information" is hereby deleted. The footnote immediately following such table is hereby deleted and replaced with the following:

*  The Asia Opportunity, Emerging Markets Breakout Nations, Emerging Markets Leaders, Emerging Markets Small Cap, Fundamental Multi-Cap Core, Global Concentrated, Global Core and US Core Portfolios do not offer Class L shares. The Fundamental Multi-Cap Core Portfolio is not yet in operation; accordingly, it is not currently offered to investors.

Please retain this supplement for future reference.

  IFSCGPROSPT 5-17

Statement of Additional Information Supplement

May 1, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 1, 2017 to the Morgan Stanley Institutional Fund, Inc. (the "Company") Statement of Additional Information dated May 1, 2017

Small Company Growth Portfolio
(the "Fund")

On or about May 31, 2017, the Fund will recommence offering Class I, Class A and Class IS shares and commence offering Class C shares. Accordingly, effective May 31, 2017, the Statement of Additional Information is revised as follows:

The table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted and replaced with the following:

Share Class and Ticker Symbol
	I	A	L*	C	IS
GLOBAL AND INTERNATIONAL EQUITY FUNDS:
Active International Allocation Portfolio	MSACX	MSIBX	MSLLX	MSAAX	—
Asia Opportunity Portfolio	MSAQX	MSAUX	—	MSAWX	MSAYX
Emerging Markets Breakout Nations Portfolio	EMIPX	EMAPX	—	EMCPX	EMSPX
Emerging Markets Leaders Portfolio	MELIX	MELAX	—	MEMLX	MELSX
Emerging Markets Portfolio	MGEMX	MMKBX	MSELX	MSEPX	MMMPX
Emerging Markets Small Cap Portfolio	MSEMX	MSEOX	—	MSESX	MSETX
Frontier Markets Portfolio**	MFMIX	MFMPX	MFMLX	MSFEX	MSRFX
Global Advantage Portfolio	MIGIX	MIGPX	MIGLX	MSPTX	—
Global Concentrated Portfolio	MLNIX	MLNAX	—	MLNCX	MLNSX
Global Core Portfolio	MLMIX	MLMAX	—	MLMCX	MLMSX
Global Discovery Portfolio	MLDIX	MGDPX	MGDLX	MSPCX	—
Global Franchise Portfolio	MSFAX	MSFBX	MSFLX	MSGFX	MGISX
Global Insight Portfolio	MBPIX	MBPHX	MBPLX	MSIZX	—
Global Opportunity Portfolio	MGGIX	MGGPX	MGGLX	MSOPX	MGTSX
Global Quality Portfolio	MGQIX	MGQAX	MGQLX	MSGQX	MGQSX
International Advantage Portfolio	MFAIX	MFAPX	MSALX	MSIAX	—
International Equity Portfolio	MSIQX	MIQBX	MSQLX	MSECX	MIQPX
International Opportunity Portfolio	MIOIX	MIOPX	MIOLX	MSOCX	MNOPX
U.S. EQUITY FUNDS:
Advantage Portfolio	MPAIX	MAPPX	MAPLX	MSPRX	MADSX
Fundamental Multi-Cap Core Portfolio***	MFNIX	MFNAX	—	MFNCX	MFNSX
Growth Portfolio	MSEQX	MSEGX	MSHLX	MSGUX	MGRPX
Insight Portfolio	MFPIX	MFPHX	MFPLX	MSSPX	—
Small Company Growth Portfolio	MSSGX	MSSMX	MSSLX	MSCOX	MFLLX
US Core Portfolio	MUOIX	MUOAX	—	MUOCX	MUOSX
FIXED INCOME FUND:
Emerging Markets Fixed Income Opportunities Portfolio	MEAIX	MEAPX	MEALX	MSEDX	MRDPX
ASSET ALLOCATION FUND:
Multi-Asset Portfolio	MMPIX	MMPPX	MMPLX	MSMEX	MSPMX
LISTED REAL ASSET FUNDS:
Global Infrastructure Portfolio	MTIIX	MTIPX	MTILX	MSGTX	MSGPX
Global Real Estate Portfolio	MRLAX	MRLBX	MGRLX	MSRDX	MGREX
International Real Estate Portfolio	MSUAX	IERBX	MSOLX	MSIJX	MIREX
U.S. Real Estate Portfolio	MSUSX	MUSDX	MSULX	MSURX	MURSX

The fourth footnote following the table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted.

Please retain this supplement for future reference.